Supplementary Information to the Consolidated Cash Flow Statements - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Non-cash transactions - acquisition of aircraft under finance leases	¥ 13,290	¥ 17,283	¥ 10,487
Non - cash equity transaction of financing activities	¥ 1,741	¥ 0	¥ 0
Equity transaction of MTU [member]
Condensed Cash Flow Statements, Captions [Line Items]
Total equity interest	50.00%